UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
2/29/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaraneed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.8%)(a)
		Principal
	Rating(RAT)	amount	Value

Guam (0.8%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$500,000	$471,770
5 1/4s, 6/1/32	BBB+/F	1,750,000	1,653,645
			2,125,415

Massachusetts (92.5%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	2,150,000	2,006,531
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds
(Harbor Elec. Energy Co.), 7 3/8s, 5/15/15 (SEG)	Aa3	4,640,000	4,649,419
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s,
11/1/13 (SEG)	Aa2	7,435,000	7,910,989
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace),
Ser. A, GNMA Coll., 6.35s, 2/20/32	AAA	2,100,000	2,232,342
Holden, G.O. Bonds (Multi-Purpose), FGIC, U.S. Govt.
Coll., 5 1/2s, 3/1/20 (Prerefunded)	A2	5,185,000	5,505,122
Lowell, G.O. Bonds, Ser. A, XLCA, 5s, 9/15/22	Aa3	1,750,000	1,702,418
MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. C,
5 1/2s, 7/1/16	AAA	5,000,000	5,544,850
MA State Rev. Bonds, Ser. B, MBIA, 7s, 5/1/16	Aaa	1,340,000	1,603,900
MA State College Bldg. Auth. Rev. Bonds
Ser. B, XLCA, 5 1/2s, 5/1/28	A1	4,000,000	4,033,720
Ser. A, AGO, 5s, 5/1/28 (FWC)	Aaa	2,270,000	2,205,282
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	110,000	110,652
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	BB+/P	1,305,000	1,472,432
(Lasell Village), Ser. A, 6 3/8s, 12/1/25 (Prerefunded)	AAA/P	1,210,000	1,267,354
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	Aa3	1,950,000	2,068,697
(MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10	Aa3	1,830,000	1,930,229
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	Aaa	5,000,000	5,143,700
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	600,000	518,502
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,640,800
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,302,494
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	1,014,816
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,016,480
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	Aaa	2,000,000	1,902,080
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-	550,000	500,275
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB-	515,000	471,307
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A
5s, 1/1/19	A-	1,200,000	1,214,436
5s, 1/1/18	A-	580,000	589,060
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC,
5s, 1/1/13	Aaa	3,625,000	3,647,620
MA State Hlth. & Edl. Fac. Auth. FRN
(Southcoast Hlth. Syst.), Ser. B, MBIA, 8s, 8/15/27	Aaa	3,000,000	3,000,000
(Dana-Farber Cancer Inst.), Ser. I-1, FGIC, 8s, 12/1/46	A2	1,600,000	1,600,000
(Dana-Farber Cancer Inst.), Ser. H-1, AMBAC, 10s,
12/1/27	Aaa	1,750,000	1,750,000
MBIA, 6.13s, 7/1/18	Aaa	9,000,000	9,031,770
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	2,945,000	3,199,949
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,125,000	3,201,281
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,287,273
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	5,813,050
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s,
7/1/29	Ba2	1,000,000	931,910
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	2,370,000	2,425,766
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31
(Prerefunded)	A	630,000	695,659
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	2,100,000	2,229,528
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/14	Aa2	1,460,000	1,556,594
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32	Aa2	150,000	154,784
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32
(Prerefunded)	Aa2	3,850,000	4,195,384

(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,001,800
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,955,000	1,953,964
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	800,000	799,928
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/11	BBB-	1,265,000	1,288,301
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB	2,600,000	2,488,304
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB+	3,000,000	2,688,690
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,608,615
(Partners Hlth. Care Syst.), Ser. B, 5 1/4s, 7/1/11	Aa2	3,000,000	3,092,220
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	10,249,000
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	635,597
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	3,000,000	2,898,420
(Simmons College), Ser. F, FGIC, 5s, 10/1/33
(Prerefunded)	A	5,245,000	5,634,546
(Worcester City Campus Corp.), Ser. E, FGIC, 5s,
10/1/26	A+	2,000,000	1,936,440
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,002,530
(Wellesley College), 5s, 7/1/17	Aaa	1,000,000	1,041,620
(Worcester City Campus Corp.), Ser. F, FGIC, 4 1/2s,
10/1/25	A+	2,735,000	2,446,430
MA State Hlth. & Edl. Fac. Auth. VRDN, Ser. D, MBIA,
4.85s, 1/1/35	VMIG1	2,500,000	2,500,000
MA State Hsg. Fin. Agcy. Rev. Bonds (Single Fam.
Mtge.), Ser. 86, 5.1s, 12/1/21	Aa2	135,000	129,740
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	1,500,000	1,502,205
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	4,530,441
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	3,850,000	3,861,435
MA State Port Auth. Rev. Bonds
Ser. A, MBIA, 5s, 7/1/33	Aaa	2,400,000	2,287,248
Ser. C, FSA, 5s, 7/1/27	Aaa	5,000,000	4,726,050
Ser. A, AMBAC, 5s, 7/1/26	Aaa	3,000,000	2,946,810
MA State Port Auth. Special Fac. Rev. Bonds (BOSFUEL),
FGIC, 5s, 7/1/27	A2	2,500,000	2,272,200
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A
FSA, 5s, 8/15/23	Aaa	5,000,000	5,027,650
FSA, 5s, 8/15/20	Aaa	6,500,000	6,670,365
FSA, 5s, 8/15/17	Aaa	5,000,000	5,289,350
AMBAC, 4 3/4s, 8/15/32	Aaa	4,000,000	3,640,040
MA State Special Oblig. Dedicated Tax Rev. Bonds
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/22
(Prerefunded)	A2	2,000,000	2,157,680
FGIC, 5 1/4s, 1/1/20 (Prerefunded)	A2	5,000,000	5,394,200
MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,551,872
Ser. 5, 5 3/8s, 8/1/27 (Prerefunded)	Aaa	2,510,000	2,633,592
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	994,010
Ser. 12, 5s, 8/1/20	Aaa	2,645,000	2,725,382
MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
6 1/2s, 7/15/19 (Prerefunded)	Aa2	5,500,000	6,396,005
FGIC, U.S. Govt. Coll., 5 3/4s, 8/1/39 (Prerefunded)	Aa2	10,000,000	10,731,200
MBIA, 5s, 8/1/29	Aaa	4,000,000	3,887,160
MBIA, 5s, 8/1/29	Aaa	3,225,000	3,138,086
MBIA, 5s, 8/1/27	Aaa	1,500,000	1,467,120
Milford, G.O. Bonds, FSA, 5 1/8s, 12/15/24	Aaa	2,475,000	2,519,600
Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	Aaa	1,000,000	975,420
Quincy, Rev. Bonds, FSA, 5.3s, 1/15/11	Aaa	5,500,000	5,511,550
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16	Aaa	210,000	224,816
5 3/8s, 11/1/16 (Prerefunded)	Aaa	790,000	870,817
Westford, G.O. Bonds, FGIC, 5 1/4s, 4/1/20
(Prerefunded)	Aa3	1,000,000	1,058,830
			248,665,734

Puerto Rico (5.5%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	2,315,000	2,194,111
Cmnwlth. of PR, G.O. Bonds
FGIC, 5 1/2s, 7/1/14	A	500,000	532,875
Ser. A, 5s, 7/1/24	Baa3	1,500,000	1,371,270
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. SS,
MBIA, 5s, 7/1/15	Aaa	1,610,000	1,680,051
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	BBB	500,000	514,505
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. M-2, 5 3/4s, 7/1/34	Baa3	1,500,000	1,569,240
Ser. N, Cmnwlth. Of PR Gtd., 5 1/2s, 7/1/21	Baa3	3,250,000	3,289,910
Ser. M, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/11	Baa3	1,890,000	1,986,881
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	656,963
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29
(Prerefunded)	Baa3	815,000	879,389
			14,675,195

TOTAL INVESTMENTS

Total investments (cost $264,633,297)(b)			$265,466,344

FUTURES CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	97	$11,376,281	Jun-08	$234,560

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

			Payments	Payments
Swap counterparty /		Termination	made by	received by	Unrealized
Notional amount		date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$2,000,000	(E)	5/15/28	USD-SIFMA Municipal Swap Index	3.664%	$(50,700)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)
			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Citibank, N.A.
$1,633,333	(F)	5/19/08	-	4.121% minus	$(223,053)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

1,633,333	(F)	5/15/08	-	4.121% minus	(223,053)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

1,633,333	(F)	5/14/08	-	4.121% minus	(223,053)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

Total					$(669,159)

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $268,808,848.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 29, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 29, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $264,633,297, resulting in gross unrealized appreciation and depreciation of $7,635,663 and $6,802,616, respectively, or net unrealized appreciation of $833,047.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2008.

(FWC) Forward commitments, in part or in entirety.

At February 29, 2008, liquid assets totaling $14,375,232 have been designated as collateral for open forward commitments, swap contracts, and futures contracts.

The rates shown on VRDN and FRN are the current interest rates at February 29, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

Health care	23.5%
Education	20.4
Utilities	19.6

The fund had the following insurance concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

FGIC	14.6%
FSA	11.1
MBIA	10.6

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008